Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
10.	Income Taxes

a.	The Company and its subsidiary operate in several tax jurisdictions, and its income is subject to various rates of taxation. The Company has net losses for tax purposes in the United States and Brazil totaling approximately $12,067,183 and $7,169,598, respectively, which may be applied against future taxable income. Accordingly, there is no tax expense for the years ended December 31, 2011 and 2010. The potential tax benefits arising from these losses have not been recorded in the consolidated financial statements as a full valuation allowance has been recorded against them. The Company evaluates its valuation allowance requirements on an annual basis based on projected future operations. When circumstances change and this causes a change in management's judgment about the recoverability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current operations. The right to claim the tax losses in the United States expire according to the following table:

Fiscal Year of Expiry	Amount $
2012	564,000
2018	331,000
2019	795,000
2020	550,000
2022	138,000
2023	90,000
2024	222,000
2025	457,000
2026	1,094,000
2027	800,000
2028	561,000
2029	479,000
2030	2,065,000
2031	3,921,183
12,067,183

Tax losses carried forward in Brazil have no expiration date and are available to offset up to 30% of annual income before tax in any year.

b.	The tax effects of temporary differences that give rise to the Company's net deferred tax asset are as follows:

	2011 $	2010 $
Tax loss carry forwards	6,540,506	5,180,000
Valuation allowance	(6,754,903)	(5,294,000)
Stock compensation expense	214,397	114,000
	-	-

c.	The reconciliation of income tax computed at the federal statutory rate to income tax expense is as follows:

	2011 $	2010 $
Tax at statutory rate	(1,573,295)	(783,000)
Movement in deferred tax asset	212,349	743,000
Change in valuation allowance for deferred tax asset	1,460,903	-
Other	(99,957)	40,000
Income tax expense	$-	$-